Vivaldi Orinda Hedged Equity Fund
Vivaldi Orinda Hedged Equity Fund
January 22, 2015

Vivaldi Orinda Hedged Equity Fund

Class A Shares (OHEAX)

Class I Shares (OHEIX)

A series of Advisors Series Trust (the “Trust”)

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information

(“SAI”) dated June 28, 2014, as supplemented

Fund Name Change

Effective December 5, 2014, the name of the Orinda SkyView Multi-Manager Hedged Equity Fund (the “Fund”) changed to the Vivaldi Orinda Hedged Equity Fund.  Accordingly, all references to Orinda SkyView Multi-Manager Hedged Equity Fund in the Summary Prospectus, Prospectus, and SAI, each dated June 28, 2014, as supplemented, are hereby deleted and replaced with Vivaldi Orinda Hedged Equity Fund.

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI.

The date of this Supplement is January 22, 2015.